RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of loans payable
Description	Interest Rate	Maturity Date	September 30, 2020	December 31, 2019

Vladimir Skigin	4%	December 12, 2020	-	30,026
Loans payable - Related parties			$-	$30,026

Description	Interest Rate	Maturity Date	December 31, 2019	December 31, 2018

Vladimir Skigin	18%	January 11, 2020	-	55,474
	4%	December 12,2020	30,026	-
	8%	December 9, 2020	-	-
	36%	On Demand	-	81,316

Strategic IR	10%	February 10, 2020	$-	$177,159
		November 17, 2019	-	-
	10%	December 10, 2019	-	-
	10%	December 25, 2019	-	-
		January 9, 2020	-	-
		January 13, 2020	-	-

Loans payable - Related parties			$30,026	$313,949

Schedule of convertible notes payable
Description	Interest rate	Maturity Date	Principal	Accrued interest	Unamortized debt discount	December 31, 2019 Balance, net	December 31, 2018 Balance, net

Strategic IR	18%	April 25, 2019	-	-	-	-	-
	15%	December 8, 2019	-	-	-	-	12,193
	15%	December 8, 2019	-	-	-	-	24,573
	15%	December 26, 2019	-	-	-	-	65,091
	15%	December 26, 2019	-	-	-	-	139,940
	8%	September 19, 2019	-	-	-	-	-
	6%	July 17,2020	-	-	-	-	-

Cobbolo Limited	15%	December 26, 2019	-	-	-	-	64,726
	15%	December 26, 2019	-	-	-	-	64,146

Gibbs International Holdings	15%	On demand	-	-	-	-	63,798
	8%	August 31, 2019	-	-	-	-	155,345

Bellridge Capital LP	18%	April 25, 2019	-	-	-	-	-

West Point Partners, LLC	8%	September 3, 2020	-	-	-	-	-
	6%	November 18, 2020	-	-	-	-	-
	8%	October 21, 2020	-	-	-	-	-

Total convertible notes payable			$-	$-	$-	$-	$589,812